DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
DEBT

8.	DEBT

Convertible debentures

During the three months ended June 30, 2024, the Company completed private placement financings of 1,365 convertible debenture units (each a “Unit”) for gross proceeds of $1,365,000. Each Unit is comprised of one senior secured convertible debenture in the principal amount of $1,000 and 294 common share purchase warrants as amended. Each warrant is exercisable for a period of five years from the date of issuance for one common share of the Company at an exercise price of $4.08 per share. As a result, the Company issued convertible debentures with an aggregate principal amount of $1,365,000 and 401,310 Warrants.

Of the 1,365 Units issued, 500 Units were originally comprised of one secured convertible debenture in the principal amount of $1,000 and 1 common share purchase warrant. The number of warrants issued with these Units was subsequently modified to 294 warrants per Unit. No other terms of the debt or warrant were modified. This modification was assessed as a debt extinguishment. A loss of $495,051 was recognized, consisting of $494,219 representing the fair value of the amended warrants determined using the Black-Scholes option pricing model (assuming a risk-free interest rate of 3.41%, an expected life of 5 years, annualized volatility of 128.69% and a dividend rate of 0%) and an unamortized discount of $832 on the original warrants.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2024

(UNAUDITED)

8.	DEBT (cont’d…)

Convertible debentures (cont’d…)

The Company allocated the proceeds received from the issuance of the convertible debentures and warrants between the debt and equity components based on their relative fair values at the issuance date. Due to the lack of an active market for the Company’s privately placed debt instruments and the absence of relevant observable inputs, the Company determined that a reliable estimate of the fair value of the convertible debentures could not be obtained. Accordingly, the face value of the debentures is considered to be a reasonable approximation of their fair value at the issuance date. The fair value of the warrants issued was determined using the Black-Scholes option pricing model (assuming a risk-free interest rate of 3.41%, an expected life of 5 years, annualized volatility of 128.69% and a dividend rate of 0%). $431,666 of the proceeds allocated to the warrants was recorded as additional paid-in capital with a corresponding debt discount, which is being amortized over the term of the debt. The remaining debt discount as of June 30, 2024 is $348,556.

The Convertible Debentures will mature on the earlier of: (i) one-year from the date of issuance or (ii) three-months from the date of issuance if the Company does not enter into a securities exchange, unit purchase or merger agreement with a third party to the reasonable satisfaction of a majority of the holders of Debentures. The Convertible Debentures are secured by the Company’s assets, bear simple interest at a rate of 10% per annum, payable on the maturity date or the date on which all or any portion of the Convertible Debenture is repaid, and are convertible into common shares of the Company at a conversion price of $3.40 per share. Interest will be paid in cash or Shares based on a conversion price of $3.40.

As June 30, 2024, the following Convertible Debentures were outstanding:

Principal Amount	Interest rate	Maturity Date
500,000	10%	July 12, 2024 (subsequently extended to September 12, 2024)
865,000	10%	September 12, 2024
1,365,000

These Convertible Debentures are currently in default due to the Company’s failure to repay the principal and accrued interest on the maturity date. As of the date of this report, the aggregate amount due under these Convertible Debentures, including accrued interest is $1,421,829. The Company is currently negotiating a debt restructuring plan with the debenture holders.

Loans payable

During the nine months ended June 30, 2024, the Company received a $45,000 loan from a former director of the Company. The loan is unsecured, non-interest bearing, and has no specific repayment terms.

On April 28, 2023, the Company issued a promissory note with a principal amount of $209,497 to a supplier to settle an outstanding trade payable. The promissory note is unsecured and bears interest at 6% per annum, payable on September 30. 2023. At June 30, 2024, the Company has an outstanding unpaid principal amount of $115,936 (September 30, 2023 - $125,936).

Debenture loan – Related party

During the year ended September 30, 2023, the Company repaid the remaining principal amount of $38,291 (CAD$52,454) on the debenture loan due to the former CEO of the Company. During the years ended September 30, 2023, the Company recorded interest of $1,182.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2024

(UNAUDITED)

8. DEBT

Convertible debenture – Related party

As of September 30, 2022, the Company had a debenture loan of $73,000 (CAD$100,000) from the CEO of the Company outstanding. The debenture loan was secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, bore interest at a rate of 12% per annum and had a maturity date of December 20, 2022. The debenture was convertible at the holder’s option into units of the Company at $26.28 (CAD$36.00) per unit. Each unit would be comprised of one common share of the Company and one share purchase warrant; each warrant entitled the holder to acquire one additional common share for a period of three years at an exercise price of $35.04 (CAD$48.00).

During the year ended September 30, 2022, the Company repaid $34,709 of the loan (CAD$47,546). During the year ended September 30, 2023, the Company repaid the remaining principal loan amount of $38,291 (CAD$52,454).

During the years ended September 30, 2023 and 2022, the Company recorded interest of $1,182 and $9,360, respectively.

Loan payable

On April 28, 2023, the Company issued a promissory note with a principal amount of $209,497 to a supplier to settle an outstanding trade payable. The promissory note is unsecured and bears interest at 6% per annum, payable on September 30. 2023. At September 30, 2023, the Company has an outstanding unpaid principal amount of $125,936.

In May 2020, the Company opened a Canada Emergency Business Account (“CEBA”) and received a loan of $28,640 (CAD$40,000) from the Canadian Government. The CEBA program was established to provide interest-free loans of up to CAD$60,000 to small businesses to help them cover operating costs during the COVID-19 pandemic. The loan was unsecured and non-interest bearing with a repayment deadline of December 31, 2023. During the year ended September 30, 2022, the Company repaid the loan balance of $23,600 (CAD$30,000) and recognized a gain of $7,800 (CAD$10,000) on the forgiven amount.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022